Loans and Allowance for Credit Losses - Loans by Portfolio Class, Including Delinquency Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 391,335	$ 379,832
Interest income on nonperforming loans	22	29
Interest income on nonperforming loans if based on original contractual terms	55	66
Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,547	1,793
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	387,627	375,950
30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,308	1,279
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	853	810
Commercial | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	153,958	139,484
Commercial | Commercial | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	717	670
Commercial | Commercial | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	152,704	138,362
Commercial | Commercial | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	439	356
Commercial | Commercial | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	98	96
Commercial | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	48,920	48,859
Commercial | Commercial real estate | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	518	824
Commercial | Commercial real estate | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	48,340	47,948
Commercial | Commercial real estate | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	49	78
Commercial | Commercial real estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	13	9
Consumer | Residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	115,885	118,813
Consumer | Residential mortgages | Loans purchased from GNMA mortgage pools
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 days past due purchased from GNMA mortgage pools, classified as current	606	660
Loans 90 days or more past due purchased from GNMA mortgage pools, classified as current	3,500	2,300
Consumer | Residential mortgages | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	151	152
Consumer | Residential mortgages | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	115,235	118,267
Consumer | Residential mortgages | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	214	188
Consumer | Residential mortgages | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	285	206
Consumer | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	32,234	30,350
Consumer | Credit card | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	0	0
Consumer | Credit card | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	31,410	29,487
Consumer | Credit card | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	419	428
Consumer | Credit card | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	405	435
Consumer | Other retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	40,338	42,326
Consumer | Other retail | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	161	147
Consumer | Other retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	39,938	41,886
Consumer | Other retail | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	187	229
Consumer | Other retail | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 52	$ 64